ALLIANCE MULTI-MARKET STRATEGY TRUST

SEMI-ANNUAL REPORT
APRIL 30, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                     ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

We are pleased to report to you on our strategy, performance and outlook of the Alliance Multi-Market Strategy Trust, for the semi-annual reporting period ended April 30, 1998. The Fund is designed for investors who seek the highest level of current income that is available from a portfolio of high-quality, global short term (0-5 year maturity) debt.

MARKET OVERVIEW
Over the six-month period under review, the U.S. economy continued its healthy expansion, coupled with low inflation; this in spite of economic turmoil in East Asia. Fueled by strong domestic demand, first quarter Gross Domestic Product (GDP) growth, a standard measure of economic growth, grew 4.8%, an increase from the fourth quarter of 1997. In addition, the Consumer Price Index
(CPI), a measure of inflation, recorded a 10 year low 1.4% increase over the 12 months ended in April, despite the tightest labor market in 28 years. Helped by strong economic fundamentals and uncertainty overseas, the U.S. dollar continued to strengthen against the major currencies.

Through December of 1997, the U.S. bond market continued to climb as investors, concerned about events in the emerging markets, sought the safety of U.S. Treasuries. When overseas markets stabilized in January and investor focus shifted to short-term expectations of U.S. monetary policy, the market began trading within a 30 basis point range until the end of the period. Over the entire period, two year Treasury yields decreased slightly from 5.61% to 5.57% and 30-year yields decreased from 6.15% to 5.95%. Sighting low inflation and slowing demand from Asia, the Federal Reserve left interest rates unchanged.

In most developed countries outside of the U.S., growth remained positive while inflation declined. European bond markets outperformed all other regions of the world including the U.S., on a hedged basis. Modestly improving growth prospects were offset by benign inflation as 11 countries, including Spain and Italy, were formally recommended for membership in the European Monetary Union. East Asian bond markets were the worst performing over the period. In Japan, the already precarious economic recovery was further jeopardized by deepening economic and financial turmoil in the region. In Australia, economic growth remained strong but weak consumer surveys, falling commodity prices, and the government's announcement that it will repurchase more of its debt, moved bond prices higher.

Despite the temporary sell-off caused by the events in East Asia, emerging market debt remained the best performing bond market sector over the period, followed by high yield and fully hedged non-U.S. dollar denominated sovereign debt. With interest rates trading in a relatively narrow range for much of the period, investors aggressively pursued yield opportunities.

INVESTMENT STRATEGY
Over the period under review, we underweighted the U.S. bond market in order to pursue investment opportunities in foreign markets. Within the non-U.S. dollar sector, we were overweighted in Europe. Most notably, we held positions in Italy and Spain for much of the period. As European Monetary Union approaches, debt from both countries has been gaining in value. However, we recently sold our Spanish holdings after concluding that they had reached their full price potential. In addition, we maintained positions in Swedish and Australian government bonds. Both of these countries export heavily to Asia, and their economies are expected to slow as Asian growth slows, thus driving up the value of their debt. In the emerging markets, we maintained positions in Poland and Mexico because both of these countries continue to benefit from strong economic fundamentals.

INVESTMENT RESULTS
The following table shows how your Fund performed over the past six and 12-month periods. For comparison, we have included the Merrill Lynch 1-3 Year Government Bond Index, a standard measure of the performance of a basket of unmanaged debt securities, and the Lipper Short World Multi-Market Income Funds Average, which reflects the average performance of 27 funds with similar investment objectives.

Over the six-month period under review, your Fund outperformed its benchmark and its peers due to underweighting the U.S. market, which performed poorly relative to other markets. In addition, holdings in European


1


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

markets, particularly Italy, Spain and Sweden, three of the top performing developed bond markets during the period under review, helped performance. As mentioned above, Italian and Spanish debt have been gaining in value as they approach European Monetary Union. Swedish debt has appreciated as its economy slows due to slowing exports to Asia. Also, your Fund's holdings in the emerging markets, Poland and Mexico, which outperformed the U.S. market, enhanced performance.


INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                           TOTAL RETURNS
                                      6 MONTHS    12 MONTHS
                                      --------    ---------
ALLIANCE MULTI-MARKET STRATEGY
  TRUST
  Class A                               4.00%       7.89%
  Class B                               3.69%       7.09%
  Class C                               3.70%       7.11%

MERRILL LYNCH 1-3 YEAR GOVERNMENT
  BOND INDEX                            2.90%       7.15%

LIPPER SHORT WORLD MULTI-MARKET
  INCOME FUNDS AVERAGE                  1.87%       4.99%


* THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED MERRILL LYNCH 1-3 YEAR GOVERNMENT BOND INDEX REPRESENTS THE SHORT MATURITY U.S. GOVERNMENT BOND MARKET. THE UNMANAGED LIPPER SHORT WORLD MULTI-MARKET INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 27 FUNDS FOR BOTH THE SIX AND 12-MONTH PERIODS ENDED APRIL 30, 1998. THE AVERAGE HAS GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


As of April 30, 1998, the Fund's total investments based on issuing country were distributed as follows:

PORTFOLIO DISTRIBUTION BY COUNTRY

FRANCE 4.6%
NORWAY 5.0%
UNITED STATES 19.3%
POLAND 5.5%
MEXICO 6.9%
DENMARK 7.5%
AUSTRALIA 8.9%
GERMANY 19.0%
SWEDEN 9.7%
ITALY 13.6%


ECONOMIC OUTLOOK
We anticipate global growth will be slower, and inflation pressures will continue to be muted, as Asia exports cheaper goods to the world and imports less from abroad. With global inflation under control and global growth at risk, we expect monetary policy to remain substantially unchanged for most of 1998 in the U.S., Germany and Japan. In the U.S., growth is expected to slow throughout the second quarter and perhaps into the third quarter. U.S. interest rates will remain in their recent trading range, with the 30 year Treasury yield centered around 6.0%.

European growth is expected to increase over 1997 levels in most countries, reaching 2.5% to 3.0%, despite the drag on growth resulting from weakness in Asia. In Japan, policy inaction and the economic consequences of Asia's slowdown are damaging investor confidence and further weakening Japan's growth prospects; Japan's GDP is expected to be negative in 1998. There are concerns that a deflationary cycle could take hold in Japan. Japanese investors will focus on the effect of the latest stimulus package on consumers and on the need for structural reforms to encourage efficient capital flows.

Emerging market debt price volatility remains quite high, as renewed turmoil in Asia has heightened investor concern about all higher yielding asset classes. However, we remain positive in our view on Latin America. Although


2


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

tougher competition and falling demand from Asia will slow Latin American economies, we still anticipate healthy growth in the region. In particular, we favor Mexico. In Eastern Europe, we continue to view Poland positively because it continues to have strong economic fundamentals and remains committed to economic reform. Also, Poland will likely be the first Eastern European country to join the European Union.

Thank you for your continued interest and investment in Alliance Multi-Market Strategy Trust. We look forward to reporting to you again on market activity and the Fund's investment results in coming periods.

Sincerely,



John D. Carifa
Chairman and President



Douglas Peebles
Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

Alliance Multi-Market Strategy Trust seeks the highest level of current income that is available from a portfolio of high-quality debt securities having remaining maturities of not more than five years. It invests primarily in a non-diversified portfolio of debt securities denominated in the U.S. dollar and selected foreign currencies. The Fund expects to maintain at least 70% of its assets in debt securities denominated in foreign currencies, but not more than 25% of the Fund's total assets may be invested in debt securities denominated in a single currency other than the U.S. dollar.


INVESTMENT RESULTS

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998
CLASS A SHARES
                           WITHOUT           WITH
                         SALES CHARGE    SALES CHARGE
                          ------------   ------------
One Year                     7.89%          3.28%
Five Years                   4.71%          3.80%
Since Inception*             3.93%          3.28%
SEC Yield**                  5.27%

CLASS B SHARES
                           WITHOUT           WITH
                         SALES CHARGE    SALES CHARGE
                          ------------   ------------
One Year                     7.09%          4.25%
Five Years                   3.87%          3.87%
Since Inception*(a)          3.22%          3.22%
SEC Yield**                  4.73%

CLASS C SHARES
                           WITHOUT           WITH
                         SALES CHARGE    SALES CHARGE
                          ------------   ------------
One Year                     7.11%          6.16%
Five Years                   3.88%          3.88%
Since Inception*             3.88%          3.88%
SEC Yield**                  4.79%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)
                              CLASS A        CLASS B        CLASS C
1 Year                         3.12%          4.08%          5.84%
5 Years                        3.84%          3.95%           n/a
Since Inception                3.22%          3.16%(a)       3.82%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 5/29/91, Class A and Class B; 5/3/93, Class C.

**   Yields are for the 30 days ended April 30, 1998.

(a)  Assumes conversion of Class B shares into Class A shares after 6 years.

n/a: not applicable.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                 ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
                                                (000)        U.S. $ VALUE
-------------------------------------------------------------------------
AUSTRALIA-8.5%
DEBT OBLIGATIONS-8.5%
Deutsche Bank AG
  6.00%, 7/5/00 (a)                           AU$   8,000     $  5,251,917
State Bank of South Wales
  8.63%, 8/20/01 (a)                                6,000        4,234,407

Total Australian Securities
  (cost $10,449,065)                                             9,486,324

DENMARK-7.2%
GOVERNMENT OBLIGATION-7.2%
Kingdom of Denmark
  9.00%, 11/15/00 (a)
  (cost $9,941,782)                           DKK  50,000        8,041,050

FRANCE-4.5%
GOVERNMENT OBLIGATION-4.5%
Government of France
  7.75%, 4/12/00 (a)
  (cost $5,007,641)                           FRF  28,000        4,958,576

GERMANY-18.2%
DEBT OBLIGATIONS-13.4%
Bayerische Landesbank Girozentrale
  5.75%, 2/28/01 (a)                        US$     5,000        4,972,220
Bayerische Vereinsbank
  Finansiering
  5.25%, 5/17/01 (a)                        DEM     7,400        4,208,716
Deutsche Hypothekenbank
  5.75%, 10/02/01 (a)                              10,000        5,773,839
                                                               -----------
                                                                14,954,775

GOVERNMENT OBLIGATION-4.8%
Government of Germany
  8.00%, 7/22/02 (a)                                8,500        5,345,957

Total German Securities
  (cost $21,834,315)                                            20,300,732

ITALY-13.1%
GOVERNMENT OBLIGATIONS-13.1%
Republic of Italy
  6.00%, 2/15/00 (a)                      ITL  10,400,000        6,014,957
  6.25%, 5/15/02 (a)                           14,400,000        8,551,933

Total Italian Securities
  (cost $14,054,557)                                            14,566,890

MEXICO-6.6%
GOVERNMENT OBLIGATION-6.6%
Mexican Treasury Bill
  22.85%, 6/04/98 (a)(b)
  (cost $7,865,283)                         MXP    63,787        7,387,150

NORWAY-4.8%
GOVERNMENT OBLIGATION-4.8%
Kingdom of Norway
  7.00%, 5/31/01 (a)
  (cost $6,198,983)                         NOK    38,000        5,382,329

POLAND-5.2%
GOVERNMENT OBLIGATION-5.2%
Government of Poland
  Treasury Bill
  23.05%, 9/30/98 (a)(b)
  (cost $5,811,656)                         PLN    21,600        5,820,839

SWEDEN-9.3%
GOVERNMENT OBLIGATIONS-9.3%
Kingdom of Sweden
  5.50%, 4/12/02 (a)                        SEK    40,000        5,247,040
  13.00%, 6/15/01 (a)                              32,000        5,064,853

Total Swedish Securities
  (cost $11,186,107)                                            10,311,893

UNITED STATES-18.5%
DEBT OBLIGATION-3.6%
Morgan Guaranty Trust Co.
  6.38%, 3/26/01 (a)                        US$     4,000        4,037,004

GOVERNMENT AGENCY OBLIGATION-3.8%
FNMA Global
  7.25%, 6/20/02 (a)                        NZ$     7,850        4,258,199

GOVERNMENT OBLIGATION-5.1%
U.S. Treasury Notes
  6.50%, 5/31/02                            US$     5,500        5,663,279


5


PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
                                                (000)        U.S. $ VALUE
-------------------------------------------------------------------------
TIME DEPOSIT-6.0%
Rabobank
  5.44%, 5/01/98                            US$     6,600     $  6,600,000

Total United States Securities
  (cost $21,646,626)                                            20,558,482

TOTAL INVESTMENTS-95.9%
  (cost $113,996,014)                                         $106,814,265
Other assets less liabilities-4.1%                               4,610,824

NET ASSETS-100%                                               $111,425,089


(a) Securities, or a portion thereof, with an aggregate market value of $94,550,986 have been segregated to collateralize forward exchange currency contracts.

(b)  Annualized yield to maturity at purchase date.

     Glossary:
     FNMA - Federal National Mortgage Association.

     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)                 ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $113,996,014)         $106,814,265
  Cash                                                                  82,829
  Receivable for investment securities sold                          9,033,245
  Interest receivable                                                2,941,956
  Receivable for capital stock sold                                      9,783
  Prepaid expenses                                                       5,679
  Total assets                                                     118,887,757

LIABILITIES
  Payable for investment securities purchased                        6,600,000
  Dividend payable                                                     302,162
  Payable for capital stock redeemed                                   163,081
  Unrealized depreciation of forward exchange
    currency contracts                                                 155,537
  Advisory fee payable                                                  55,838
  Distribution fee payable                                              34,226
  Accrued expenses and other liabilities                               151,824
  Total liabilities                                                  7,462,668

NET ASSETS                                                        $111,425,089

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     16,408
  Additional paid-in capital                                       139,651,443
  Distributions in excess of net investment income                    (348,303)
  Accumulated net realized loss on investments and foreign
    currency transactions                                          (20,532,151)
  Net unrealized depreciation of investments and foreign
    currency denominated assets and liabilities                     (7,362,308)
                                                                  $111,425,089
CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($100,628,783 / 14,820,573 shares of capital stock
    issued and outstanding)                                              $6.79
  Sales charge--4.25% of public offering price                            0.30
  Maximum offering price                                                 $7.09

  CLASS B SHARES
  Net asset value and offering price per share
    ($9,948,000 / 1,462,726 shares of capital stock
    issued and outstanding)                                              $6.80

  CLASS C SHARES
  Net asset value and offering price per share
    ($848,306 / 124,783 shares of capital stock
    issued and outstanding)                                              $6.80


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $4,841,057

EXPENSES
  Advisory fee                                      $  353,855
  Distribution fee - Class A                           148,321
  Distribution fee - Class B                            90,391
  Distribution fee - Class C                             4,938
  Transfer agency                                      167,565
  Custodian                                            100,571
  Administrative                                        68,255
  Audit and legal                                       54,325
  Printing                                              31,019
  Registration                                          26,721
  Directors' fees                                       12,162
  Miscellaneous                                          2,557
  Total expenses                                     1,060,680
  Net investment income                                              3,780,377

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment transactions                         (70,848)
  Net realized gain on foreign currency transactions                 3,187,229
  Net change in unrealized depreciation of:
    Investments                                                     (2,826,650)
    Foreign currency denominated assets and liabilities                583,921
  Net gain on investments and foreign currency transactions            873,652

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,654,029


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS         ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

                                          SIX MONTHS ENDED        YEAR ENDED
                                           APRIL 30, 1998          OCTOBER 31,
                                             (UNAUDITED)             1997
                                         -----------------       -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                       $  3,780,377        $  8,855,944
  Net realized gain on investments and
    foreign currency transactions                3,116,381           8,391,096
  Net change in unrealized depreciation
    of investments and and foreign
    currency denominated assets and
    liabilities                                 (2,242,729)         (6,614,322)
  Net increase in net assets from
    operations                                   4,654,029          10,632,718

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                     (8,462,776)         (4,899,179)
    Class B                                     (1,628,862)         (3,883,236)
    Class C                                        (81,368)            (73,529)
  Distributions in excess of net
    investment income
    Class A                                             -0-         (2,095,730)
    Class B                                             -0-         (1,692,062)
    Class C                                             -0-            (32,833)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                 (10,340,798)        (28,950,404)
  Total decrease                               (15,859,775)        (30,994,255)

NET ASSETS
  Beginning of year                            127,284,864         158,279,119
  End of period (including
    undistributed net investment income
    of $6,044,326 at October 31, 1997)        $111,425,089        $127,284,864


See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)                 ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Multi-Market Strategy Trust, Inc. (the "Fund") was incorporated in the State of Maryland as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 3.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1.0% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sale price, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the United States over-the-counter market and securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or accrued.

Net realized gains or losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities represents net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


10


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as an adjustment to interest income.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .60 of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $68,255 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 1998.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $96,304 for the six months ended April 30, 1998.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,423 from the sale of Class A shares and $7,468, and $281 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 1998.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $9,551,576 and $581,063 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


11


NOTES TO FINANCIAL STATEMENTS (CONT.)      ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
Sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $13,408,948, for the six months ended April 30, 1998. There were U.S. government and government agency obligations purchases of $5,689,922 for the six months ended April 30, 1998.

At April 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $597,058 and gross unrealized depreciation of investments was $7,778,807 resulting in net unrealized depreciation of $7,181,749 (excluding foreign currency transactions).

At October 31, 1997, the Fund had a capital loss carryforward of $23,648,532 of which $1,488,331 expires in the year 2000, $4,570,679 expires in the year 2001, $11,533,613 expires in the year 2002, and $6,055,909 expires in the year 2003.

1. FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward exchange currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure of the Fund in that particular currency contract.

At April 30, 1998, the Fund had outstanding forward exchange currency contracts, as follows:

                                             U.S. $
                               CONTRACT     VALUE ON      U.S.$    UNREALIZED
                                AMOUNT     ORIGINATION   CURRENT  APPRECIATION
                                (000)         DATE        VALUE  (DEPRECIATION)
                            -----------  --------------  -------  -------------
FORWARD EXCHANGE CURRENCY
BUY CONTRACTS
Deutsche Marks,
  settling 6/17/98-8/20/98        17,214  $ 9,570,414  $ 9,637,675    $ 67,261
New Zealand Dollars,
  settling 6/17/98                 3,600    2,007,720    1,991,866     (15,854)

FORWARD EXCHANGE CURRENCY
SALE CONTRACTS
Australian Dollars,
  settling 5/14/98                19,243   12,706,508   12,552,943     153,565
British Pounds,
  settling 5/18/98                 1,700    2,866,033    2,841,290      24,743
Deutsche Marks,
  settling 8/20/98                64,437   36,021,192   36,127,057    (105,865)



12


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

                                            U.S. $
                               CONTRACT     VALUE ON      U.S.$    UNREALIZED
                                AMOUNT     ORIGINATION   CURRENT  APPRECIATION
                                (000)         DATE        VALUE  (DEPRECIATION)
                            -----------  --------------  -------  -------------
French Francs,
  settling 7/15/98                26,444  $ 4,354,383  $ 4,417,570   $ (63,187)
Italian Lira,
  settling 6/26/98            24,988,933   13,895,478   14,115,908    (220,430)
Japanese Yen,
  settling 6/17/98               493,406    3,837,527    3,749,746      87,781
New Zealand Dollar,
  settling 6/17/98                11,480    6,291,178    6,351,977     (60,799)
Swedish Krona,
  settling 6/16/98                72,664    9,375,938    9,398,690     (22,752)
                                                                     ----------
                                                                     $(155,537)

2. OPTION TRANSACTIONS
For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. There were no transactions in written options for the six months ended April 30, 1998.

3. INTEREST RATE SWAP AGREEMENTS
The Fund enters into currency and interest rate swaps to protect itself from foreign currency and interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements


13


NOTES TO FINANCIAL STATEMENTS (CONT.)      ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

in interest rates or in the value of the foreign securities or currencies.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of investments are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains on investment transactions. There were no outstanding currency or interest rate swap contracts at April 30, 1998.


NOTE E: CAPITAL STOCK
There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold                8,446       516,722         $72,176      $3,728,611
Shares issued in
  reinvestment of
  dividends              270,163       211,609       1,852,956       1,529,106
Shares converted from
  Class B              2,684,604     5,542,644     18,549,634      39,662,519
Shares redeemed       (1,663,828)   (2,268,565)    (11,464,637)    (16,382,016)
Net increase           1,299,385     4,002,410      $9,010,129     $28,538,220

CLASS B
Shares sold              149,680       509,209      $1,032,983      $3,686,703
Shares issued in
  reinvestment of
dividends                 79,304       176,547         545,134       1,277,395
Shares converted to
  Class A             (2,935,401)   (5,542,644)    (18,549,634)    (39,662,519)
Shares redeemed          (43,238)   (3,169,143)     (2,069,820)    (22,944,703)
Net decrease          (2,749,655)   (8,026,031)   $(19,041,337)   $(57,643,124)

CLASS C
Shares sold               16,423       114,774        $113,072        $838,047
Shares issued in
  reinvestment of
dividends                  5,562         7,279          38,231          52,557
Shares redeemed          (66,433)     (101,777)       (460,893)       (736,104)
Net increase
  (decrease)             (44,448)       20,276       $(309,590)       $154,500


14


FINANCIAL HIGHLIGHTS                       ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $7.11        $7.23        $6.83        $8.04        $8.94        $8.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .23(a)       .47(a)       .59(a)       .77(a)       .85         1.02
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .04          .08          .48        (1.31)       (1.08)        (.26)
Net increase (decrease) in net asset
  value from operations                          .27          .55         1.07         (.54)        (.23)         .76

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.59)        (.47)        (.67)          -0-        (.09)        (.67)
Distributions in excess of net investment
  income                                          -0-        (.20)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-          -0-        (.67)        (.58)          -0-
Total dividends and distributions               (.59)        (.67)        (.67)        (.67)        (.67)        (.67)
Net asset value, end of period                 $6.79        $7.11        $7.23        $6.83        $8.04        $8.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.00%        7.82%       16.37%       (6.47)%      (2.64)%       9.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $100,629      $96,133      $68,776      $76,837      $52,385      $82,977
Ratio to average net assets of:
  Expenses                                      1.69%(c)     1.58%(d)     1.64%        1.60%        1.41%        1.94%
  Expenses, excluding interest
    expense                                     1.69%(c)     1.58%        1.60%(e)     1.55%(e)     1.30%(e)     1.40%(e)
  Net investment income                         6.55%(c)     6.50%        8.40%        8.56%        7.17%        9.17%
Portfolio turnover rate                           12%         173%         215%         400%         605%         200%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $7.11        $7.23        $6.83        $8.04        $8.94        $8.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .18(a)       .42(a)       .53(a)       .44(a)       .88          .92
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .07          .06          .47        (1.05)       (1.18)        (.22)
Net increase (decrease) in net asset
  value from operations                          .25          .48         1.00         (.61)        (.30)         .70

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.56)        (.42)        (.60)          -0-        (.08)        (.61)
Distributions in excess of net investment
  income                                          -0-        (.18)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-          -0-        (.60)        (.52)          -0-
Total dividends and distributions               (.56)        (.60)        (.60)        (.60)        (.60)        (.61)
Net asset value, end of period                 $6.80        $7.11        $7.23        $6.83        $8.04        $8.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.69%        6.90%       15.35%       (7.31)%      (3.35)%       8.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $9,948      $29,949      $88,427     $116,551     $233,896     $431,186
Ratio to average net assets of:
  Expenses                                      2.37%(c)     2.29%(d)     2.35%        2.29%        2.11%        2.64%
  Expenses, excluding interest
    expense                                     2.37%(c)     2.29%        2.31%(e)     2.22%(e)     2.01%(e)      .11%(e)
  Net investment income                         5.67%(c)     5.79%        7.69%        7.53%        6.44%        8.46%
Portfolio turnover rate                           12%         173%         215%         400%         605%         200%


See footnote summary on page 17.


16


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS C
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS                                                    MAY 3, 1993(F)
                                               ENDED                     YEAR ENDED OCTOBER 31,                 TO
                                          APRIL 30, 1998 -------------------------------------------------- OCTOBER 31,
                                            (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $7.11        $7.23        $6.83        $8.04        $8.94        $8.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .20(a)       .42(a)       .54(a)       .44(a)       .46          .32
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                   .05          .07          .47        (1.04)        (.75)         .16
Net increase (decrease) in net asset
  value from operations                          .25          .49         1.01         (.60)        (.29)         .48

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.56)        (.42)        (.61)          -0-        (.09)        (.30)
Distributions in excess of net investment
  income                                          -0-        (.19)          -0-          -0-          -0-          -0-
Tax return of capital                             -0-          -0-          -0-        (.61)        (.52)          -0-
Total dividends and distributions               (.56)        (.61)        (.61)        (.61)        (.61)        (.30)
Net asset value, end of period                 $6.80        $7.11        $7.23        $6.83        $8.04        $8.94

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.70%        6.92%       15.36%       (7.29)%      (3.34)%       5.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $848       $1,203       $1,076         $786       $1,252         $718
Ratio to average net assets of:
  Expenses                                      2.37%(c)     2.28%(d)     2.34%        2.29%        2.08%        2.44%(c)
  Expenses, excluding interest
    expense                                     2.37%(c)     2.28%        2.30%(e)     2.24%(e)     1.99%(e)     .11%(c)(e)
  Net investment income                         5.80%(c)     5.80%        7.62%        7.55%        6.10%        7.17%(c)
Portfolio turnover rate                           12%         173%         215%         400%         605%         200%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of the total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expense offset arrangement with the Transfer Agent. For the year ended October 31, 1997, the net expense ratio was 1.57%, 2.28% and 2.27% for Class A, B and C shares, respectively.

(e)  Interest expense includes commitment fees paid.

(f)  Commencement of distribution.


17


                                           ALLIANCE MULTI-MARKET STRATEGY TRUST
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DOUGLAS J. PEEBLES, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19


ALLIANCE MULTI-MARKET STRATEGY TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ASTSR